MARKETABLE SECURITIES (Schedule of investment income) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Interest income	$ 8,422	$ 3,097	$ 2,557
Dividend income	54,526	41,666	46,884
Gain (loss) on sale of marketable securities	(36,999)	6,455	182,870
Total	$ 25,949	$ 51,218	$ 232,311